Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2023		Dec. 31, 2022
Current assets:
Cash and cash equivalents	$ 362,504		$ 697,821
Restricted cash	3,184		3,641
Short-term investments	597,770		473,624
Accounts receivable, net (including $1,655 and $1,506, respectively, due from related parties as of December 31, 2022 and 2023)	71,618		67,541
Prepaid and other current assets (including $34,123 and $33,665, respectively, due from a related party as of December 31, 2022 and 2023)	81,971		83,093
Total current assets	1,117,047		1,325,720
Fixed assets, net	269,058	[1]	288,226	[2]
Goodwill	47,163		47,415
Long-term investments, net	45,198		26,012
Intangible assets, net	2,226		5,394
Long-term time deposits	388,613		265,802
Other assets	12,793		19,207
Total assets	1,882,098		1,977,776
Current liabilities:
Accounts payable (including accounts payable of consolidated variable interest entities ("VIEs") without recourse to the Company of $10,909 and $7,916, respectively, as of December 31, 2022 and 2023)	44,609		56,449
Accrued liabilities (including accrued liabilities of consolidated VIEs without recourse to the Company of $37,946 and $28,525, respectively, as of December 31, 2022 and 2023)	103,779		126,461
Receipts in advance and deferred revenue (including receipts in advance and deferred revenue of consolidated VIEs without recourse to the Company of $40,948 and $43,958, respectively, as of December 31, 2022 and 2023)	50,829		48,080
Accrued salary and benefits (including accrued salary and benefits of consolidated VIEs without recourse to the Company of $6,229 and $4,534, respectively, as of December 31, 2022 and 2023)	50,330		60,754
Tax payables (including tax payables of consolidated VIEs without recourse to the Company of $1,183 and $1,067, respectively, as of December 31, 2022 and 2023)	11,363		10,612
Other short-term liabilities (including other short-term liabilities of consolidated VIEs without recourse to the Company of $15,102 and $13,883, respectively, as of December 31, 2022 and 2023, and due to a related party of $34,123 and $34,123, respectively, as of December 31, 2022 and 2023.)	81,482		114,532
Total current liabilities	342,392		416,888
Long-term other payables	3,924		1,795
Long-term tax liabilities (including long-term tax liabilities of consolidated VIEs without recourse to the Company of $13,242 and $13,021, respectively, as of December 31, 2022 and 2023)	212,859		200,229
Deferred tax liabilities (including deferred tax liabilities of consolidated VIEs without recourse to the Company of $549 and nil, respectively, as of December 31, 2022 and 2023)	261,515		247,814
Other long-term liabilities (including other long-term liabilities of consolidated VIEs without recourse to the Company of nil and $33, respectively, as of December 31, 2022 and 2023)	2,130		340
Total long-term liabilities	480,428		450,178
Total liabilities	822,820		867,066
Commitments and contingencies
Sohu.com Limited shareholders' equity:
Ordinary Shares: $0.001 par value per share (75,400 shares authorized; 33,737 shares and 33,049 shares, respectively, issued and outstanding as of December 31, 2022 and 2023)	34		34
Additional paid-in capital	866,551		866,455
Treasury Stock: $0.001 par value per share (nil and 696 shares, respectively, as of December 31, 2022 and 2023)	(6,560)		0
Accumulated other comprehensive loss	(46,480)		(32,837)
Accumulated earnings	245,411		275,790
Total Sohu.com Limited shareholders' equity	1,058,956		1,109,442
Noncontrolling interest	322		1,268
Total shareholders' equity	1,059,278		1,110,710
Total liabilities and shareholders' equity	$ 1,882,098		$ 1,977,776

[1]	Total additions to fixed assets of Sohu and Changyou were $1.1 million and $1.2 million, respectively, for the year ended December 31, 2023.
[2]	Total additions to fixed assets of Sohu and Changyou were $4.6 million and $1.0 million, respectively, for the year ended December 31, 2022.